Nature of Operations	12 Months Ended
Dec. 31, 2013
Nature Of Operations And Basis Of Presentation [Abstract]
Nature Of Operations And Basis Of Presentation

1. Nature of Operations

Vista Gold Corp. and its subsidiaries (collectively, “Vista,” the “Company,” “we,” “our,” or “us”) operate in the gold mining industry. We are focused on the evaluation, acquisition, exploration and advancement of gold exploration and potential development projects, which may lead to gold production or value adding strategic transactions such as earn-in right agreements, option agreements  or leases to third parties, joint venture arrangements with other mining companies, or outright sales of assets for cash and/or other consideration. As such, we are considered an Exploration Stage Enterprise. Our approach to acquisitions of gold projects has generally been to seek projects within political jurisdictions with well-established mining, land ownership and tax laws, which have adequate drilling and geological data to support the completion of a third-party review of the geological data and to complete an estimate of the gold mineralization. In addition, we look for opportunities to improve the value of our gold projects through exploration drilling and/or technical studies resulting in changes to the operating assumptions underlying previous engineering work.

Our principal assets include our flagship Mt. Todd gold project in Northern Territory (“NT”), Australia, and a  24.9% holding of Midas Gold Corp (“Midas Gold shares”) (reduced to 12.4% during February 2014). In addition to non-core projects in Mexico and California, we hold royalty interests in projects in Bolivia and Indonesia.